Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Property, plant and equipment
Property, plant and equipment

Note 15.Property, plant and equipment

Property, plant and equipment, net consisted of the following:

	As at December 31,	As at December 31,
USD’000	2025	2024
Buildings and leasehold improvements	224	—
Computer equipment and licenses	1,949	1,878
Machinery & equipment	8,275	7,491
Office equipment and furniture	3,428	3,000
Total property, plant and equipment gross	13,876	12,369

Accumulated depreciation for:
Buildings and leasehold improvements	(13)	—
Computer equipment and licenses	(1,736)	(1,692)
Machinery & equipment	(5,006)	(4,456)
Office equipment and furniture	(3,317)	(2,946)
Total accumulated depreciation	(10,072)	(9,094)
Total property, plant and equipment, net	3,804	3,275
Depreciation charge for the year	752	728

The depreciation charge for the year 2023 was USD 623,974.

In the years ended December 31, 2025 and 2024, WISeKey did not identify any events or changes in circumstances indicating that the carrying amount of any asset may not be recoverable. As a result, the Group did not record any impairment charge on property, plant and equipment in the years ended December 31, 2025 and 2024.

The useful economic life of property plant and equipment is as follows:

● Production tools	8 to 10 years
● Office equipment and furniture	2 to 5 years
● Production masks	5 years
● Probe cards	5 years
● Licenses	3 years
● Software	1 year